Notes Payable (Details) (USD $)	9 Months Ended	81 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013 Notes	Dec. 31, 2012 Notes	Mar. 31, 2013 Notes	Dec. 24, 2012 Notes	Jun. 30, 2012 Notes	Jun. 20, 2012 Notes	Jun. 18, 2007 Notes
Notes payable
Secured promissory notes issued				$ 4,000,000	$ 1,500,000	$ 4,000,000	$ 7,500,000	$ 7,500,000	$ 200,000
Fixed interest rate (as a percent)			3.00%	3.00%					8.00%
Basis of interest rate			LIBOR	LIBOR
Period to pay debt			12 months
Loss on extinguishment of debt	1,091,000	1,091,000	1,100,000
Payment of debt recorded as interest expense			$ 800,000